Note 14 - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of expenses Incurred for related parties [text block]
During the year, the Company incurred expenses with Cascabel and IMDEX as follows:
	December 31,	December 31,
	2021	2020

Fees related to Dr. Megaw:
Exploration and marketing services	$436	$505
Travel and expenses	29	12
Other fees to Cascabel and IMDEX:
Administration for Mexican subsidiaries	54	54
Field exploration services	167	160
	$686	$731

Disclosure of subsidiaries [text block]
Name	Country of	Principal	MAG's effective interest
	Incorporation	Project	2021(%)	2020 (%)
Minera Los Lagartos, S.A. de C.V.	Mexico	Juanicipio (44%)	100%	100%

Disclosure of information about key management personnel [text block]
During the year, compensation of key management personnel (including directors) was as follows:

	Year ended December 31,
	2021	2020
Salaries and other short term employee benefits	$1,941	$1,726
Share-based payments (Note 9(b), (c), and (d))	2,219	1,853
	$4,160	$3,579